Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations
15.	ASSET RETIREMENT OBLIGATIONS

	Oyu Tolgoi	SouthGobi	Total
Balance, December 31, 2010	$5,618	$2,635	$8,253

Additions and changes in estimates	8,901	2,863	11,764
Accretion expense	414	280	694

Balance, December 31, 2011	$14,933	$5,778	$20,711

Additions and changes in estimates	74,871	(1,619)	73,252
Accretion expense	2,218	517	2,735

Balance, December 31, 2012	$92,022	$4,676	$96,698